Prepaid Expenses and Other Current Assets (Details) - Schedule of loan receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Loan receivable:
Principal	$ 204,441	$ 153,193
Interest receivable	6,619	6,894
Total	$ 211,060	$ 160,087